Information about Operating Results and Assets for Each Segment (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Wacoal Business (Domestic) USD ($)	Mar. 31, 2012 Wacoal Business (Domestic) JPY (¥)	Mar. 31, 2011 Wacoal Business (Domestic) JPY (¥)	Mar. 31, 2010 Wacoal Business (Domestic) JPY (¥)	Mar. 31, 2012 Wacoal Business (Overseas) USD ($)	Mar. 31, 2012 Wacoal Business (Overseas) JPY (¥)	Mar. 31, 2011 Wacoal Business (Overseas) JPY (¥)	Mar. 31, 2010 Wacoal Business (Overseas) JPY (¥)	Mar. 31, 2012 Peach John USD ($)	Mar. 31, 2012 Peach John JPY (¥)	Mar. 31, 2011 Peach John JPY (¥)	Mar. 31, 2010 Peach John JPY (¥)	Mar. 31, 2012 Other USD ($)	Mar. 31, 2012 Other JPY (¥)	Mar. 31, 2011 Other JPY (¥)	Mar. 31, 2010 Other JPY (¥)	Mar. 31, 2012 Elimination USD ($)	Mar. 31, 2012 Elimination JPY (¥)	Mar. 31, 2011 Elimination JPY (¥)	Mar. 31, 2010 Elimination JPY (¥)
Net sales
External customers	$ 2,085,875,000	¥ 171,897,000,000	¥ 165,548,000,000	¥ 163,548,000,000	$ 1,406,018,000	¥ 115,870,000,000	¥ 110,856,000,000	¥ 113,929,000,000	$ 259,629,000	¥ 21,396,000,000	¥ 20,010,000,000	¥ 19,295,000,000	$ 167,892,000	¥ 13,836,000,000	¥ 11,575,000,000	¥ 13,079,000,000	$ 252,336,000	¥ 20,795,000,000	¥ 23,107,000,000	¥ 17,245,000,000
Intersegment					32,994,000	2,719,000,000	2,134,000,000	1,793,000,000	79,371,000	6,541,000,000	6,118,000,000	6,216,000,000	2,342,000	193,000,000	73,000,000	9,000,000	69,700,000	5,744,000,000	4,588,000,000	3,204,000,000	(184,407,000)	(15,197,000,000)	(12,913,000,000)	(11,222,000,000)
Total	2,085,875,000	171,897,000,000	165,548,000,000	163,548,000,000	1,439,012,000	118,589,000,000	112,990,000,000	115,722,000,000	339,000,000	27,937,000,000	26,128,000,000	25,511,000,000	170,234,000	14,029,000,000	11,648,000,000	13,088,000,000	322,036,000	26,539,000,000	27,695,000,000	20,449,000,000	(184,407,000)	(15,197,000,000)	(12,913,000,000)	(11,222,000,000)
Operating costs and expenses:
Operating costs and expenses	1,957,748,000	161,338,000,000	159,099,000,000	158,216,000,000	1,339,850,000	110,417,000,000	107,370,000,000	111,180,000,000	321,526,000	26,497,000,000	24,806,000,000	23,895,000,000	161,607,000	13,318,000,000	12,479,000,000	13,177,000,000	319,172,000	26,303,000,000	27,357,000,000	21,186,000,000	(184,407,000)	(15,197,000,000)	(12,913,000,000)	(11,222,000,000)
Amortization on other intangible assets (Note 8)	2,208,000	182,000,000	276,000,000	480,000,000									2,208,000	182,000,000	276,000,000	480,000,000
Impairment charges on goodwill (Note 20)			836,000,000	71,000,000											836,000,000
Impairment charges on other intangible assets (Note 20)			936,000,000	1,023,000,000											936,000,000	1,023,000,000
Total operating costs and expenses	1,959,956,000	161,520,000,000	161,147,000,000	159,719,000,000	1,339,850,000	110,417,000,000	107,370,000,000	111,180,000,000	321,526,000	26,497,000,000	24,806,000,000	23,895,000,000	163,815,000	13,500,000,000	14,527,000,000	14,680,000,000	319,172,000	26,303,000,000	27,357,000,000	21,186,000,000	(184,407,000)	(15,197,000,000)	(12,913,000,000)	(11,222,000,000)
Operating profit (loss)	125,919,000	10,377,000,000	4,401,000,000	3,829,000,000	99,162,000	8,172,000,000	5,620,000,000	4,542,000,000	17,474,000	1,440,000,000	1,322,000,000	1,616,000,000	6,419,000	529,000,000	(2,879,000,000)	(1,592,000,000)	2,864,000	236,000,000	338,000,000	(737,000,000)
Total assets	$ 2,682,903,000	¥ 221,098,000,000	¥ 215,276,000,000	¥ 222,889,000,000	$ 2,528,492,000	¥ 208,373,000,000	¥ 202,054,000,000	¥ 205,136,000,000	$ 356,352,000	¥ 29,367,000,000	¥ 27,109,000,000	¥ 27,020,000,000	$ 257,699,000	¥ 21,237,000,000	¥ 21,013,000,000	¥ 23,867,000,000	$ 249,557,000	¥ 20,566,000,000	¥ 20,910,000,000	¥ 20,535,000,000	$ (709,197,000)	¥ (58,445,000,000)	¥ (55,810,000,000)	¥ (53,669,000,000)